SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Derivative Instrument) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Notional Amount	$ 1,821,000
Matures February 1, 2015 [Member]
Derivative [Line Items]
Notional Amount	650,000
Variable Rate	3.96%
Fixed Cost	5.70%
Maturity Date	Feb. 01, 2015
Matures August 30, 2021 [Member]
Derivative [Line Items]
Notional Amount	$ 1,170,831
Variable Rate	3.36%
Fixed Cost	5.865%
Maturity Date	Aug. 30, 2021